Private Placement	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Private Placement [Abstract]
Private Placement

Note 4 - Private Placement

Simultaneously with the closing of the IPO, the Sponsor and Maxim Partners LLC purchased an aggregate of 6,027,500 Private Placement Warrants at a purchase price of $1.00 per Private Placement Warrant, generating gross proceeds to the Company of $6,027,500. An aggregate of 5,395,000 Private Placement Warrants were purchased by the Sponsor and an aggregate of 632,500 Private Placement Warrants were purchased by Maxim Partners LLC. A portion of the proceeds from the sale of the Private Placement Warrants was added to the proceeds from the IPO held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless.

The Private Placement Warrants will not be transferable, assignable or saleable until 30 days after the Business Combination and they will not be redeemable by the Company so long as they are held by the Sponsor, Maxim Partners LLC or their permitted transferees. If the Private Placement Warrants are held by holders other than the Sponsor, Maxim Partners LLC or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the warrants included in the Units sold in the IPO.

Note 4 — Private Placement

Simultaneously with the closing of the IPO, the Sponsor and Maxim Partners LLC purchased an aggregate of 6,027,500 Private Placement Warrants at a purchase price of $1.00 per Private Placement Warrant, generating gross proceeds to the Company of $6,027,500. An aggregate of 5,395,000 Private Placement Warrants were purchased by the Sponsor and an aggregate of 632,500 Private Placement Warrants were purchased by Maxim Partners LLC. A portion of the proceeds from the sale of the Private Placement Warrants was added to the proceeds from the IPO held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless.

The Private Placement Warrants will not be transferable, assignable or saleable until 30 days after the Business Combination and they will not be redeemable by the Company so long as they are held by the Sponsor, Maxim Partners LLC or their permitted transferees. If the Private Placement Warrants are held by holders other than the Sponsor, Maxim Partners LLC or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the warrants included in the Units sold in the IPO.